STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted average
	Stock options	exercise price
		$
DECEMBER 31, 2015	6,217,334	1.24

Granted	1,550,000	0.96
Exercised	(270,666)	0.70
Expired	(1,525,000)	2.84

DECEMBER 31, 2016	5,971,668	0.79

Exercised	(1,688,333)	0.85

DECEMBER 31, 2017	4,283,335	0.76

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding,	Number of	Weighted average	Average
by exercise price	Stock options	exercise price	remaining
			contractual life
		$	years
$0.50	741,667	0.50	2.61
$0.60 – 0.67	1,300,000	0.61	0.65
$0.80 – 0.88	658,334	0.88	1.54
0.96	1,583,334	0.96	3.62

DECEMBER 31, 2017	4,283,335	0.76	2.23